GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-lived assets:
Long-lived assets:	$ 1,000	$ 1,444
Israel [Member]
Long-lived assets:
Long-lived assets:	110	113
USA [Member]
Long-lived assets:
Long-lived assets:	737	1,239
Other [Member]
Long-lived assets:
Long-lived assets:	$ 153	$ 92